Significant accounting policies (Details) $ in Thousands	12 Months Ended
Jan. 03, 2021 MXN ($)
Significant accounting policies (Details) [Line Items]
Restricted cash	$ 42,915
Intangible asset with a definite useful life	10 years
Description of lease agreement	The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5,000 (five thousand dollars)); and, lease agreements whose payments are variable (without any contractually defined fixed payment).
Customers shipment date with payment terms	between 14 and 28 days
Bottom of range [member]
Significant accounting policies (Details) [Line Items]
Expenditures are amortized on a straight-line basis over their estimated useful lives	10
Top of range [member]
Significant accounting policies (Details) [Line Items]
Expenditures are amortized on a straight-line basis over their estimated useful lives	30 years